Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 03, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants to the Company’s executive officers, the Compensation Committee’s practice is to approve them at its meeting in March of each year as part of the annual compensation review. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires, transitions or for retentive purposes. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
The following table presents information regarding stock options issued to our NEOs in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.
Name	Grant Date(1)	Number of securities underlying the award	Exercise price of the award $(/share)	Grant date fair value of award
Percentage change in
the closing market
price of the securities
underlying the award
between the trading
day ending
immediately prior to
the disclosure of
material non-public
information and the
trading day beginning
immediately following
the disclosure of
material non-public
Information

Maher Masoud	January 3, 2024	400,000	$4.42	$897,294	13.5%

(1)
On December 11, 2023, the Company and Mr. Masoud entered into the Promotion Letter, which contemplated a promotion option grant to be made to Mr. Masoud on or around January 2, 2024. The promotion grant was granted January 3, 2024. On January 8, 2024, the Company furnished a Current Report on Form 8-K disclosing the Company’s preliminary financial results for the quarter and fiscal year ended December 31, 2023.

Award Timing Method
The following table presents information regarding stock options issued to our NEOs in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The following table presents information regarding stock options issued to our NEOs in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date(1)	Number of securities underlying the award	Exercise price of the award $(/share)	Grant date fair value of award
Percentage change in
the closing market
price of the securities
underlying the award
between the trading
day ending
immediately prior to
the disclosure of
material non-public
information and the
trading day beginning
immediately following
the disclosure of
material non-public
Information

Maher Masoud	January 3, 2024	400,000	$4.42	$897,294	13.5%

(1)
On December 11, 2023, the Company and Mr. Masoud entered into the Promotion Letter, which contemplated a promotion option grant to be made to Mr. Masoud on or around January 2, 2024. The promotion grant was granted January 3, 2024. On January 8, 2024, the Company furnished a Current Report on Form 8-K disclosing the Company’s preliminary financial results for the quarter and fiscal year ended December 31, 2023.

Maher Masoud [Member]
Awards Close in Time to MNPI Disclosures
Name		Maher Masoud
Underlying Securities | shares		400,000
Exercise Price | $ / shares		$ 4.42
Fair Value as of Grant Date | $		$ 897,294
Underlying Security Market Price Change		13.5